Properties (Breakdown of Properties) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Properties including finance leases
Cost	$ 67,667	$ 66,922
Accumulated Depreciation	18,519	18,962
Net	49,148	47,960
Finance leases included in properties
Cost	541	546
Accumulated Depreciation	173	165
Net	368	381
Property additions, net of finance leases
Property additions	$ 3,658	$ 3,549	$ 3,187
Track and Roadway
Properties including finance leases
Depreciation rate	2.00%	3.00%
Cost	$ 48,970	$ 48,744
Accumulated Depreciation	10,678	11,557
Net	38,292	37,187
Finance leases included in properties
Cost	405	405
Accumulated Depreciation	115	110
Net	$ 290	$ 295
Rolling stock
Properties including finance leases
Depreciation rate	4.00%	4.00%
Cost	$ 9,527	$ 9,482
Accumulated Depreciation	3,786	3,642
Net	5,741	5,840
Finance leases included in properties
Cost	12	12
Accumulated Depreciation	2	2
Net	$ 10	$ 10
Buildings
Properties including finance leases
Depreciation rate	3.00%	3.00%
Cost	$ 2,579	$ 2,452
Accumulated Depreciation	930	848
Net	1,649	1,604
Finance leases included in properties
Cost	27	27
Accumulated Depreciation	13	12
Net	$ 14	$ 15
Information technology
Properties including finance leases
Depreciation rate	8.00%	9.00%
Cost	$ 3,277	$ 3,128
Accumulated Depreciation	1,597	1,460
Net	$ 1,680	$ 1,668
Other
Properties including finance leases
Depreciation rate	6.00%	5.00%
Cost	$ 3,314	$ 3,116
Accumulated Depreciation	1,528	1,455
Net	1,786	1,661
Finance leases included in properties
Cost	97	102
Accumulated Depreciation	43	41
Net	54	61
Land
Properties including finance leases
Net	2,628	2,682
Software Development
Properties including finance leases
Net	173	235
Track And Railway Infrastructure
Property additions, net of finance leases
Property additions	1,639	1,564
Right-of-Way Access
Finance leases included in properties
Net	$ 106	$ 106